sa

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6%
	AUTOMOTIVE - 3.2%
93,528	Harley-Davidson, Inc.	$ 1,851,854

	BIOTECH & PHARMA - 3.4%
28,364	Halozyme Therapeutics, Inc.(a)	2,033,983

	CHEMICALS - 3.9%
24,922	CF Industries Holdings, Inc.	2,323,478

	COMMERCIAL SUPPORT SERVICES - 3.0%
44,360	H&R Block, Inc.	1,750,002

	CONSTRUCTION MATERIALS - 3.5%
5,976	Carlisle Companies, Inc.	2,037,159

	ELECTRICAL EQUIPMENT - 3.1%
34,458	Fortive Corporation	1,819,727

	FOOD - 3.4%
19,317	Post Holdings, Inc.(a)	1,976,322

	HEALTH CARE FACILITIES & SERVICES - 3.2%
16,909	DaVita, Inc.(a)	1,848,830

	HOME CONSTRUCTION - 6.8%
13,228	DR Horton, Inc.	1,968,856
14,119	Toll Brothers, Inc.	2,040,054
		4,008,910
	INDUSTRIAL SUPPORT SERVICES - 3.5%
49,946	API Group Corporation(a)	2,076,255

	INSURANCE - 9.2%
22,272	American International Group, Inc.	1,667,727
40,017	Equitable Holdings, Inc.	1,856,789

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INSURANCE - 9.2% (Continued)
47,178	Kemper Corporation	$ 1,859,285
		5,383,801
	INTERNET MEDIA & SERVICES - 5.8%
15,367	GoDaddy, Inc., Class A(a)	1,544,691
59,791	Match Group, Inc.	1,862,489
		3,407,180
	LEISURE FACILITIES & SERVICES - 6.0%
22,421	Boyd Gaming Corporation	1,895,471
16,724	Churchill Downs, Inc.	1,644,973
		3,540,444
	OIL & GAS PRODUCERS - 3.5%
105,341	SM Energy Company	2,050,990

	RESIDENTIAL REIT - 3.4%
15,485	Sun Communities, Inc.	1,973,254

	RETAIL - DISCRETIONARY - 3.7%
8,581	Ferguson Enterprises, Inc.	2,166,359

	SOFTWARE - 3.3%
24,066	Fortinet, Inc.(a)	1,955,603

	SPECIALTY FINANCE - 5.8%
65,234	MGIC Investment Corporation	1,756,100
22,753	Synchrony Financial	1,652,550
		3,408,650
	TECHNOLOGY SERVICES - 9.7%
8,806	Morningstar, Inc.	1,779,605
18,908	Science Applications International Corporation	1,924,078
206,434	Western Union Company (The)	1,934,286
		5,637,969
	TELECOMMUNICATIONS - 3.8%
110,892	Iridium Communications, Inc.	2,208,969

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares						Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.8%
46,004	Southwest Airlines Company					$ 2,186,110

	TRANSPORTATION EQUIPMENT - 3.6%
19,477	Allison Transmission Holdings, Inc.					2,117,150

	TOTAL COMMON STOCKS (Cost $58,126,079)					57,762,999

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
131,572	Goldman Sachs Financial Square Government Fund, Administration Class, 3.35%(b)(c) (Cost $131,572)					131,572

Contracts(d)
	EQUITY OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
65	SPDR S&P 500 ETF Trust(a)	BTIG	03/31/2026	$ 500	$ 3,250,000	4,615
950	SPDR S&P 500 ETF Trust(a)	BTIG	03/31/2026	515	48,925,000	76,950
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,872,331)					81,565

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,872,331)					81,565

	TOTAL INVESTMENTS - 98.9% (Cost $61,129,982)					$ 57,976,136
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%					629,621
	NET ASSETS - 100.0%					$ 58,605,757

BTIG	- BTIG, LLC
ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(c)

All or portion of the security is held in a separate collateral account at January 31, 2026 for option contracts. The total fair value of the collateral as of January 31, 2026, is $131,572 and represents 0.2% of net assets.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 3.1%
9,005	ATI, Inc.(a)	$ 1,083,302
1,877	Curtiss-Wright Corporation	1,232,607
11,917	Textron, Inc.	1,049,411
		3,365,320
	APPAREL & TEXTILE PRODUCTS - 1.0%
12,210	Crocs, Inc.(a)	1,024,663

	ASSET MANAGEMENT - 2.0%
2,109	Ameriprise Financial, Inc.	1,111,843
6,445	Raymond James Financial, Inc.	1,068,968
		2,180,811
	AUTOMOTIVE - 2.0%
23,018	BorgWarner, Inc.	1,091,283
9,089	Lear Corporation	1,064,231
		2,155,514
	BANKING - 1.0%
8,918	Citigroup, Inc.	1,031,902

	BEVERAGES - 1.0%
6,718	Coca-Cola Consolidated, Inc.	1,021,539

	BIOTECH & PHARMA - 2.8%
23,765	Exelixis, Inc.(a)	982,920
1,352	Regeneron Pharmaceuticals, Inc.	1,002,441
2,120	United Therapeutics Corporation(a)	995,319
		2,980,680
	CONSUMER SERVICES - 1.0%
6,266	Grand Canyon Education, Inc.(a)	1,089,281

	DIVERSIFIED INDUSTRIALS - 1.0%
5,985	ITT, Inc.	1,091,066

	E-COMMERCE DISCRETIONARY - 1.9%
11,971	eBay, Inc.	1,091,995

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	E-COMMERCE DISCRETIONARY - 1.9% (Continued)
18,873	Etsy, Inc.(a)	$ 999,514
		2,091,509
	ELECTRIC UTILITIES - 0.9%
6,512	NRG Energy, Inc.	993,927

	ELECTRICAL EQUIPMENT - 1.0%
27,817	Vontier Corporation	1,043,138

	HEALTH CARE FACILITIES & SERVICES - 5.7%
5,197	Charles River Laboratories International, Inc.(a)	1,093,864
2,229	HCA Healthcare, Inc.	1,088,353
13,706	Henry Schein, Inc.(a)	1,034,529
1,850	Medpace Holdings, Inc.(a)	1,077,588
5,217	Tenet Healthcare Corporation(a)	987,474
4,712	Universal Health Services, Inc., Class B	948,337
		6,230,145
	HOME CONSTRUCTION - 2.1%
145	NVR, Inc.(a)	1,107,181
8,878	PulteGroup, Inc.	1,110,549
		2,217,730
	INDUSTRIAL INTERMEDIATE PROD - 1.1%
2,586	Valmont Industries, Inc.	1,152,218

	INDUSTRIAL REIT - 1.0%
26,932	Rexford Industrial Realty, Inc.	1,091,554

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
1,186	Goldman Sachs Group, Inc. (The)	1,109,396
12,630	SEI Investments Company	1,109,546
		2,218,942
	INSURANCE - 7.7%
9,417	Aflac, Inc.	1,044,816
34,401	Corebridge Financial, Inc.	1,060,583
7,429	Globe Life, Inc.	1,041,694

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSURANCE - 7.7% (Continued)
7,546	Hartford Insurance Group, Inc. (The)	$ 1,019,163
4,017	Primerica, Inc.	1,056,632
11,753	Principal Financial Group, Inc.	1,113,243
3,588	Travelers Companies, Inc. (The)	1,020,822
13,412	Unum Group	1,018,910
		8,375,863
	INTERNET MEDIA & SERVICES - 2.7%
7,672	Airbnb, Inc., Class A(a)	992,527
3,672	Expedia Group, Inc.	972,492
53,840	Lyft, Inc., Class A(a)	908,281
		2,873,300
	LEISURE FACILITIES & SERVICES - 4.8%
3,618	Hilton Worldwide Holdings, Inc.	1,080,010
15,977	Las Vegas Sands Corporation	842,467
3,349	Marriott International Inc, Class A	1,055,940
4,918	TKO Group Holdings, Inc.	996,288
14,714	Travel + Leisure Company	1,023,212
		4,997,917
	LEISURE PRODUCTS - 2.0%
52,310	Mattel, Inc.(a)	1,092,756
23,719	YETI Holdings, Inc.(a)	1,084,195
		2,176,951
	MACHINERY - 2.0%
14,897	Flowserve Corporation	1,164,200
7,004	Middleby Corporation (The)(a)	1,030,779
		2,194,979
	MEDICAL EQUIPMENT & DEVICES - 5.2%
47,686	Envista Holdings Corporation(a)	1,119,190
7,922	Illumina, Inc.(a)	1,147,185
8,000	Masimo Corporation(a)	1,098,640
746	Mettler-Toledo International, Inc.(a)	1,024,437
10,733	Revvity, Inc.	1,167,751
		5,557,203

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	METALS & MINING - 1.1%
10,390	Newmont Corporation	$ 1,167,316

	OIL & GAS PRODUCERS - 8.7%
42,598	APA Corporation	1,125,013
5,396	Cheniere Energy, Inc.	1,141,362
28,572	Devon Energy Corporation	1,148,880
8,689	Exxon Mobil Corporation	1,228,625
22,687	HF Sinclair Corporation	1,179,497
6,429	Marathon Petroleum Corporation	1,132,726
26,698	Ovintiv, Inc.	1,160,562
6,439	Valero Energy Corporation	1,168,228
		9,284,893
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
66,701	NOV, Inc.	1,223,963

	RETAIL - CONSUMER STAPLES - 1.8%
8,448	Dollar Tree, Inc.(a)	993,400
16,674	Kroger Company (The)	1,047,961
		2,041,361
	RETAIL - DISCRETIONARY - 3.9%
5,041	AutoNation, Inc.(a)	1,033,304
3,139	Lithia Motors, Inc.	1,015,278
47,613	Macy's, Inc.	953,212
5,818	Williams-Sonoma, Inc.	1,190,655
		4,192,449
	SEMICONDUCTORS - 5.3%
8,721	Cirrus Logic, Inc.(a)	1,136,695
6,044	Lam Research Corporation	1,411,031
12,193	Marvell Technology, Inc.	962,272
6,062	QUALCOMM, Inc.	918,939
5,331	Teradyne, Inc.	1,285,038
		5,713,975
	SOFTWARE - 4.4%
37,642	Dropbox, Inc., Class A(a)	959,118

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 4.4% (Continued)
36,041	RingCentral, Inc., Class A(a)	$ 932,741
4,841	Workday, Inc., Class A(a)	850,225
12,054	Zoom Communications, Inc.(a)	1,110,173
103,854	ZoomInfo Technologies, Inc.(a)	836,025
		4,688,282
	SPECIALTY FINANCE - 3.0%
2,802	American Express Company	986,780
2,338	Credit Acceptance Corporation(a)	1,164,886
38,616	SLM Corporation	1,048,424
		3,200,090
	STEEL - 1.0%
6,192	Steel Dynamics, Inc.	1,111,897

	TECHNOLOGY HARDWARE - 3.0%
21,572	Avnet, Inc.	1,345,877
8,193	Dell Technologies, Inc., Class C	937,607
9,691	NetApp, Inc.	933,728
		3,217,212
	TECHNOLOGY SERVICES - 4.5%
12,478	Cognizant Technology Solutions Corporation, Class A	1,023,945
24,444	ExlService Holdings, Inc.(a)	956,983
608	Fair Isaac Corporation(a)	889,607
39,516	Kyndryl Holdings, Inc.(a)	908,868
1,802	MSCI, Inc.	1,097,814
		4,877,217
	TRANSPORTATION & LOGISTICS - 5.1%
20,855	Alaska Air Group, Inc.(a)	1,060,060
6,957	Expeditors International of Washington, Inc.	1,116,876
5,326	JB Hunt Transport Services, Inc.	1,079,687
9,422	Kirby Corporation(a)	1,108,592
5,446	Ryder System, Inc.	1,041,711
		5,406,926

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.1%
13,830	US Foods Holding Corporation(a)	$ 1,156,465

	TOTAL COMMON STOCKS (Cost $98,151,146)	106,438,198

	TOTAL INVESTMENTS - 99.1% (Cost $98,151,146)	$ 106,438,198
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	973,254
	NET ASSETS - 100.0%	$ 107,411,452

MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3%
	AEROSPACE & DEFENSE — 2.2%
102,000	Boeing Company (The)		2.1960	02/04/26	$ 101,983
91,000	Boeing Company (The)		5.1500	05/01/30	93,562
92,000	Boeing Company (The)		5.7050	05/01/40	94,220
93,000	Boeing Company (The)		5.8050	05/01/50	92,103
95,000	Boeing Company (The)		5.9300	05/01/60	93,847
98,000	RTX Corporation		4.1250	11/16/28	98,495
111,000	RTX Corporation		4.5000	06/01/42	100,800
104,000	TransDigm, Inc.(a)		6.7500	08/15/28	105,874
104,000	TransDigm, Inc.(a)		6.8750	12/15/30	108,374
					889,258
	AUTOMOTIVE — 0.3%
130,000	Tenneco, Inc.(a)		8.0000	11/17/28	130,844

	BANKING — 6.1%
108,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	106,883
105,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	103,890
100,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	100,501
104,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	103,522
118,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	110,039
115,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	105,532
139,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	102,166
137,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	107,483
122,000	Bank of America Corporation Series B(b)	TSFR3M + 3.412%	4.0830	03/20/51	97,782
97,000	Citigroup, Inc.		4.4500	09/29/27	97,662
100,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	100,017
118,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	109,481
107,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	106,438
115,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	109,323
99,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	99,795
114,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	104,118

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	BANKING — 6.1% (Continued)
92,000	JPMorgan Chase & Company		6.4000	05/15/38	$ 103,433
121,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	97,757
132,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	93,444
100,000	Wells Fargo & Company		3.0000	04/22/26	99,821
101,000	Wells Fargo & Company		3.0000	10/23/26	100,418
109,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	106,765
116,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	110,544
144,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	111,393
111,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	101,722
					2,589,929
	BEVERAGES — 0.5%
98,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.7000	02/01/36	96,708
104,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	103,898
					200,606
	BIOTECH & PHARMA — 2.2%
99,000	AbbVie, Inc.		2.9500	11/21/26	98,386
107,000	AbbVie, Inc.		3.2000	11/21/29	103,842
116,000	AbbVie, Inc.		4.0500	11/21/39	103,416
118,000	AbbVie, Inc.		4.2500	11/21/49	97,456
117,000	Amgen, Inc.		4.6630	06/15/51	100,619
90,000	AstraZeneca plc		6.4500	09/15/37	102,091
119,000	Bristol-Myers Squibb Company		4.2500	10/26/49	97,448
90,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	100,942
80,000	Pfizer, Inc.		7.2000	03/15/39	95,321
					899,521
	CABLE & SATELLITE — 5.6%
113,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.1250	05/01/27	113,099
114,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.0000	02/01/28	113,419
118,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.3750	06/01/29	116,728
111,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		6.3750	09/01/29	112,144
116,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	110,886
120,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.5000	08/15/30	112,867

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	CABLE & SATELLITE — 5.6% (Continued)
126,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	4.2500	02/01/31	$ 115,471
130,000	CCO Holdings, LLC / CCO Holdings Capital Corporation	4.5000	05/01/32	116,860
136,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	4.5000	06/01/33	118,694
143,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (a)	4.2500	01/15/34	121,062
104,000	Comcast Corporation(a)	5.1680	01/15/37	102,437
106,000	Comcast Corporation	4.6000	10/15/38	98,231
111,000	Comcast Corporation	4.7000	10/15/48	92,998
155,000	Comcast Corporation	2.8870	11/01/51	91,266
152,000	Comcast Corporation	2.9370	11/01/56	85,982
120,000	DIRECTV Holdings, LLC / DIRECTV Financing, Inc.(a)	5.8750	08/15/27	120,644
141,000	DISH DBS Corporation(a)	5.2500	12/01/26	137,099
144,000	DISH DBS Corporation(a)	5.7500	12/01/28	139,508
111,000	DISH Network Corporation(a)	11.7500	11/15/27	114,935
113,000	Sirius XM Radio, Inc.(a)	5.0000	08/01/27	112,874
112,000	Sirius XM Radio, Inc.(a)	4.0000	07/15/28	109,618
				2,356,822
	CONSTRUCTION MATERIALS — 0.3%
116,000	Standard Industries, Inc.(a)	4.3750	07/15/30	111,950

	DIVERSIFIED INDUSTRIALS — 0.2%
91,000	General Electric Company	6.7500	03/15/32	102,943

	E-COMMERCE DISCRETIONARY — 0.5%
99,000	Amazon.com, Inc.	3.1500	08/22/27	98,354
118,000	Amazon.com, Inc.	4.0500	08/22/47	96,773
				195,127
	ELECTRIC UTILITIES — 0.3%
112,000	FirstEnergy Corporation	3.9000	07/15/27	111,784

	ELECTRICAL EQUIPMENT — 0.5%
105,000	Emerald Debt Merger Sub, LLC(a)	6.6250	12/15/30	108,809
101,000	WESCO Distribution, Inc.(a)	7.2500	06/15/28	102,264
				211,073

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued) ENGINEERING & CONSTRUCTION — 0.2%
98,000	Brand Industrial Services, Inc.(a)		10.3750	08/01/30	$ 94,048

	FOOD — 1.9%
99,000	Kraft Heinz Foods Company		3.0000	06/01/26	98,687
97,000	Kraft Heinz Foods Company		3.8750	05/15/27	96,736
102,000	Kraft Heinz Foods Company		4.2500	03/01/31	101,211
91,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	102,564
108,000	Kraft Heinz Foods Company		5.0000	06/04/42	98,789
106,000	Kraft Heinz Foods Company		5.2000	07/15/45	96,633
114,000	Kraft Heinz Foods Company		4.3750	06/01/46	93,859
113,000	Kraft Heinz Foods Company		4.8750	10/01/49	97,034
					785,513
	HEALTH CARE FACILITIES & SERVICES — 2.9%
96,000	Cigna Group (The)		4.3750	10/15/28	96,831
112,000	Cigna Group (The)		4.9000	12/15/48	99,628
95,000	CVS Health Corporation		4.3000	03/25/28	95,347
109,000	CVS Health Corporation		4.7800	03/25/38	102,492
111,000	CVS Health Corporation		5.1250	07/20/45	99,992
112,000	CVS Health Corporation		5.0500	03/25/48	98,712
124,000	DaVita, Inc.(a)		4.6250	06/01/30	119,370
107,000	HCA, Inc.		5.6250	09/01/28	110,296
113,000	HCA, Inc.		3.5000	09/01/30	108,701
112,000	Tenet Healthcare Corporation		5.1250	11/01/27	112,086
80,000	Tenet Healthcare Corporation		6.1250	10/01/28	80,126
109,000	Tenet Healthcare Corporation		6.1250	06/15/30	111,369
					1,234,950
	INDUSTRIAL INTERMEDIATE PROD — 0.3%
101,000	Chart Industries, Inc.(a)		7.5000	01/01/30	105,212

	INDUSTRIAL SUPPORT SERVICES — 0.3%
112,000	United Rentals North America, Inc.		4.8750	01/15/28	112,077

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
98,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	98,263

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.8% (Continued)
112,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	$ 102,033
97,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	107,859
98,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	106,738
108,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	107,330
99,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	99,674
118,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	110,777
					732,674
	INSURANCE — 0.3%
100,000	HUB International Ltd.(a)		7.2500	06/15/30	104,383

	INTERNET MEDIA & SERVICES — 0.3%
118,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	117,703

	LEISURE FACILITIES & SERVICES — 1.4%
112,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	110,391
120,000	1011778 BC ULC / New Red Finance, Inc.(a)		4.0000	10/15/30	114,375
104,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	107,438
112,000	Carnival Corporation(a)		4.0000	08/01/28	110,879
113,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	115,359
					558,442
	MEDICAL EQUIPMENT & DEVICES — 1.3%
96,000	Abbott Laboratories		4.9000	11/30/46	89,801
115,000	Avantor Funding, Inc.(a)		4.6250	07/15/28	114,168
100,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	104,375
113,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	110,673
112,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	112,267
					531,284
	METALS & MINING — 0.5%
109,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	106,468
119,000	Novelis Corporation(a)		4.7500	01/30/30	115,406
					221,874

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued) OIL & GAS PRODUCERS — 3.0%
114,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	$ 111,061
99,000	Civitas Resources, Inc.(a)	8.3750	07/01/28	101,990
98,000	Civitas Resources, Inc.(a)	8.7500	07/01/31	103,053
90,000	ConocoPhillips	6.5000	02/01/39	101,255
130,000	ConocoPhillips Company	4.0250	03/15/62	94,981
95,000	Continental Resources, Inc.(a)	5.7500	01/15/31	98,116
112,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	9,915
93,000	Shell Finance US, Inc.(a)	6.3750	12/15/38	103,799
126,000	Shell Finance US, Inc.	4.3750	05/11/45	108,923
105,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	107,627
98,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	104,420
107,000	Venture Global LNG, Inc.(a)	8.3750	06/01/31	109,504
100,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	105,796
				1,260,440
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
34,000	Weatherford International Ltd.(a)	8.6250	04/30/30	34,824

	PUBLISHING & BROADCASTING — 0.3%
113,000	Nexstar Media, Inc.(a)	5.6250	07/15/27	113,087

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
114,000	SBA Communications Corporation	3.8750	02/15/27	113,211
117,000	SBA Communications Corporation	3.1250	02/01/29	111,771
				224,982
	RETAIL - DISCRETIONARY — 0.2%
96,000	Home Depot, Inc. (The)	5.8750	12/16/36	103,760

	SEMICONDUCTORS — 0.5%
124,000	Broadcom, Inc.(a)	3.1370	11/15/35	106,824
128,000	Broadcom, Inc.(a)	3.1870	11/15/36	108,623
				215,447
	SOFTWARE — 2.8%
118,000	AthenaHealth Group, Inc.(a)	6.5000	02/15/30	114,561
118,000	Cloud Software Group, Inc.(a)	9.0000	09/30/29	119,247

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	SOFTWARE — 2.8% (Continued)
118,000	McAfee Corporation(a)	7.3750	02/15/30	$ 93,560
100,000	Microsoft Corporation	2.4000	08/08/26	99,325
96,000	Microsoft Corporation	3.3000	02/06/27	95,710
151,000	Microsoft Corporation	2.5250	06/01/50	91,863
134,000	Microsoft Corporation	2.9210	03/17/52	87,572
155,000	Microsoft Corporation	2.6750	06/01/60	88,534
132,000	Oracle Corporation	3.6000	04/01/50	82,494
136,000	Oracle Corporation	3.8500	04/01/60	82,814
118,000	Picard Midco, Inc.(a)	6.5000	03/31/29	117,485
110,000	SS&C Technologies, Inc.(a)	5.5000	09/30/27	109,969
				1,183,134
	TECHNOLOGY HARDWARE — 1.3%
95,000	Apple, Inc.	3.2500	02/23/26	94,968
117,000	Apple, Inc.	3.8500	05/04/43	98,752
99,000	Apple, Inc.	4.6500	02/23/46	90,509
15,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	15,044
119,000	Imola Merger Corporation(a)	4.7500	05/15/29	117,122
98,000	NCR Atleos Escrow Corporation(a)	9.5000	04/01/29	105,084
9,000	Western Digital Corporation	4.7500	02/15/26	9,001
				530,480
	TECHNOLOGY SERVICES — 0.5%
116,000	Neptune Bidco US, Inc.(a)	9.2900	04/15/29	119,206
111,000	Visa, Inc.	4.3000	12/14/45	96,643
				215,849
	TELECOMMUNICATIONS — 5.2%
97,000	AT&T, Inc.	4.3500	03/01/29	97,713
99,000	AT&T, Inc.	4.3000	02/15/30	99,131
124,000	AT&T, Inc.	2.5500	12/01/33	105,596
144,000	AT&T, Inc.	3.5000	09/15/53	96,536
145,000	AT&T, Inc.	3.5500	09/15/55	96,513
137,000	AT&T, Inc.	3.8000	12/01/57	94,600
146,000	AT&T, Inc.	3.6500	09/15/59	96,688
77,000	British Telecommunications plc	9.6250	12/15/30	93,710
81,000	Deutsche Telekom International Finance BV	8.7500	06/15/30	94,506

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	TELECOMMUNICATIONS — 5.2% (Continued)
119,000	Frontier Communications Corporation(a)		5.0000	05/01/28	$ 119,075
77,000	Orange S.A.		9.0000	03/01/31	92,417
83,000	Verizon Communications, Inc.		4.1250	03/16/27	83,280
108,000	Verizon Communications, Inc.		4.3290	09/21/28	108,962
113,000	Verizon Communications, Inc.		4.0160	12/03/29	112,377
112,000	Verizon Communications, Inc.		2.5500	03/21/31	102,372
102,000	Verizon Communications, Inc.		4.5000	08/10/33	100,308
131,000	Verizon Communications, Inc.		3.4000	03/22/41	102,200
110,000	Verizon Communications, Inc.		4.8620	08/21/46	97,619
143,000	Verizon Communications, Inc.		3.5500	03/22/51	101,631
128,000	Verizon Communications, Inc.		3.7000	03/22/61	86,501
107,000	Vodafone Group plc		5.2500	05/30/48	100,215
102,000	Vodafone Group plc(b)	USSW5 + 4.873%	7.0000	04/04/79	107,616
					2,189,566
	TOBACCO & CANNABIS — 0.2%
101,000	BAT Capital Corporation		3.5570	08/15/27	100,399

	TRANSPORTATION & LOGISTICS — 0.8%
12,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	12,683
113,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	114,234
112,000	United Airlines, Inc.(a)		4.3750	04/15/26	111,981
112,000	United Airlines, Inc.(a)		4.6250	04/15/29	111,950
					350,848
					18,920,833
	TOTAL CORPORATE BONDS (Cost $20,193,297)

	U.S. GOVERNMENT & AGENCIES — 50.3%
	U.S. TREASURY BILLS & NOTES — 50.3%
21,000,000	United States Treasury Bill(c)		3.5500	04/09/26	20,862,064
63,000	United States Treasury Note		1.6250	05/15/31	56,381
56,000	United States Treasury Note		2.2500	05/15/41	41,171
66,000	United States Treasury Note		2.3750	05/15/51	41,597

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026	Fair Value

U.S. GOVERNMENT & AGENCIES — 50.3% (Continued)
U.S. TREASURY BILLS & NOTES — 50.3% (Continued)
$ 21,001,213
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,045,647)	21,001,213

TOTAL INVESTMENTS - 95.6% (Cost $41,238,944)	$ 39,922,046
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%	1,825,555
NET ASSETS - 100.0%	$ 41,747,601

BV	- Besloten Vennooschap
GMTN	- Global Medium Term Note
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

SOFRRATE	Secured Overnight Financing Rate
TSFR3M	Treasury Secured Overnight Financing Rate 3 month
USSW5	USD 5 Year Interest Rate Swap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the total market value of Rule 144A securities is $6,871,946 or 16.5% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2026.
(c)	Zero coupon bond. Rate disclosed is the current yield as of January 31, 2026.